Cover	May 30, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 30, 2024
Entity File Number	001-33013
Entity Registrant Name	FLUSHING FINANCIAL CORPORATION
Entity Central Index Key	0000923139
Entity Tax Identification Number	11-3209278
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	220 RXR Plaza
Entity Address, City or Town	Uniondale
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11556
City Area Code	718
Local Phone Number	961-5400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	FFIC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false